Earnings per share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share
13.	Earnings per share:

(a)	Earnings per share computation:

The Company applies the if-converted method to determine the EPS impact for the convertible Series A preferred shares. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended December 31, 2013	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$299,028
Less:
Series A preferred share dividends	(38,390)
Series C preferred share dividends	(34,035)
Series D preferred share dividends	(6,744)
Series C preferred share repurchases	(660)

Basic EPS:
Earnings attributable to common shareholders	$219,199	65,273,000	$3.36
Effect of dilutive securities:
Share-based compensation	—	306,000
Contingent consideration (note 3)	—	567,000
Shares held in escrow (note 3)	—	47,000
Convertible Series A preferred shares	38,390	21,641,000

Diluted EPS:
Earnings attributable to common shareholders plus assumed conversion	$257,589	87,834,000	$2.93

For the year ended December 31, 2012	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$121,305
Less:
Series A preferred share dividends	(34,195)
Series C preferred share dividends	(34,112)
Series D preferred share dividends	(309)

Basic EPS:
Earnings attributable to common shareholders	$52,689	62,923,240	$0.84
Effect of dilutive securities:
Share-based compensation	—	238,000
Contingent consideration (note 3)	—	1,236,000
Shares held in escrow (note 3)	—	545,000

Diluted EPS(1):
Earnings attributable to common shareholders plus assumed conversion	$52,689	64,942,240	$0.81

For the year ended December 31, 2011	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS(2):
Loss attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

(1)	The convertible Series A preferred shares are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.

(2)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.